United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/08

Date of Reporting Period:  Quarter ended 6/30/08

Item 1.                      Schedule of Investments
Federated Municipal Ultrashort Fund

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount	Value

		MUNICIPAL BONDS—75.9%
		Alabama--3.8%
$14,975,000		Health Care Authority for Baptist Health, AL, (Series B) ARS (Baptist Healthcare System)/ (Assured Guaranty Corp. INS), 4.000%, 7/4/2008	$14,975,000
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008	503,065
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	647,141
4,000,000		Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2012	4,041,840
300,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2009	302,760
500,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	508,375
		TOTAL	20,978,181
		Arizona--2.2%
1,870,000		Scottsdale, AZ IDA, Hospital Revenue Refunding Bonds (Series 2008A), 5.00% (Scottsdale Healthcare Hospitals), 9/1/2008	1,875,816
3,000,000	[1]	Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,936,910
1,725,000		Yuma, AZ IDA, (Series A) ARS (Yuma Regional Medical Center)/(FSA INS), 3.750%, 7/4/2008	1,725,000
5,650,000		Yuma, AZ IDA, (Series B) ARS (Yuma Regional Medical Center)/(FSA INS), 3.750%, 7/4/2008	5,650,000
		TOTAL	12,187,726
		Arkansas--0.1%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	738,505
		California--4.1%
2,200,000		California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	2,215,466
7,000,000		California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	6,945,750
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2010	1,036,990
1,145,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,192,483
5,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008A), 5.00% (California Independent System Operator Corp.), 2/1/2010	5,156,600
1,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	995,530
1,000,000		California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,048,120
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	1,003,460
2,755,000		San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes, Series 2008, 5.00%, 4/1/2011	2,893,081
		TOTAL	22,487,480
		Colorado--3.5%
175,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	177,019
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,518,375
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	401,536
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	504,845
2,500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-2), 3.75% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2009	2,515,900
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-6), 3.95% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2010	1,005,990
9,725,000		Denver, CO City & County Airport Authority, (Series F4) ARS (Assured Guaranty Corp. INS), 1.990%, 7/2/2008	9,725,000
700,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	708,078
3,000,000		Triview, CO Metropolitan District, GO Variable Rate Refunding & Improvement Bonds (Series 2006A), 3.60% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2008	3,002,490
		TOTAL	19,559,233
		Florida--1.2%
3,000,000		Alachua County, FL Health Facilities Authority, Revenue Bonds (Series 2007A), 2.667% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	2,352,000
1,340,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	1,235,614
54,609	[2]	Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	35,797
330,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	312,526
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,522,692
370,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	364,406
		TOTAL	6,823,035
		Georgia--3.7%
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,028,080
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	2,126,334
4,990,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011	5,055,569
700,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	693,756
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,978,980
1,000,000		Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,052,570
6,500,000		Rockdale County, GA Hospital Authority, (Series A) ARS (Rockdale Medical Center, Inc.)/ (Radian Asset Assurance INS), 4.954%, 7/17/2008	6,500,000
		TOTAL	20,435,289
		Illinois--2.7%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2011	2,116,020
3,000,000		Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	2,927,130
10,000,000		Illinois Finance Authority, (Series 2005) ARS (Southern Illinois Healthcare Enterprises, Inc.)/ (FSA INS), 4.500%, 7/2/2008	10,000,000
		TOTAL	15,043,150
		Indiana--3.8%
780,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2008	785,187
9,975,000		Indiana Health Facility Financing Authority, (Series B) ARS (Clarian Health Partners, Inc.)/ (MBIA Insurance Corp. INS), 4.600%, 7/23/2008	9,975,000
10,000,000		Indiana Health Facility Financing Authority, (Series D) ARS (Clarion Health System, Inc.)/ (FSA INS), 3.490%, 7/3/2008	10,000,000
		TOTAL	20,760,187
		Iowa--0.7%
500,000		Bremer County, IA Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C), 4.50% TOBs (Bartels Lutheran Retirement Community), Optional Tender 11/15/2008	498,015
1,500,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2008	1,499,985
1,455,000		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.00% (Deerfield Retirement Community, Inc.), 11/15/2012	1,391,562
685,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	686,075
		TOTAL	4,075,637
		Kansas--0.4%
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	443,400
1,555,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,555,591
		TOTAL	1,998,991
		Louisiana—1.2%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,031,220
3,500,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	3,507,700
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	832,208
		TOTAL	6,371,128
		Maryland—5.2%
14,975,000		Maryland State Health & Higher Educational Facilities Authority, (Series C) ARS (Upper Chesapeake Medical Center)/(FSA INS), 3.750%, 7/4/2008	14,975,000
8,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series B) ARS (Upper Chesapeake Medical Center)/(FSA INS), 3.750%, 7/3/2008	8,250,000
1,500,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 4.75% (King Farm Presbyterian Retirement Community), 1/1/2013	1,447,845
1,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,038,850
2,955,000		Maryland State, UT GO Bonds (Series 2006A), 5.00%, 3/1/2013	3,167,051
		TOTAL	28,878,746
		Massachusetts--0.7%
675,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2009	695,493
1,465,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,530,559
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,047,660
400,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences)/(United States Treasury COL), 7/1/2008	400,036
		TOTAL	3,673,748
		Michigan--0.2%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital ), 7/1/2010	1,381,585
		Minnesota--0.0%
250,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2009	253,012
		Mississippi--1.0%
3,240,000		Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections), 8/1/2012	3,367,364
1,200,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,247,172
750,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2008	751,897
		TOTAL	5,366,433
		Missouri--0.7%
1,250,000		Blue Springs, MO, Neighborhood Improvement District LT GO Temporary Notes (Series 2007A), 4.00%, 3/1/2009	1,252,175
1,665,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,683,448
1,020,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2009	1,028,058
		TOTAL	3,963,681
		Nebraska--0.1%
425,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2009	429,178
		Nevada--4.0%
2,000,000		Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2010	2,072,060
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2010	4,166,440
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	708,591
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	460,787
1,480,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,352,898
1,445,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,412,155
800,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon LID No. T-17), 9/1/2008	799,672
765,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	746,380
10,475,000		Reno, NV Hospital Revenue Bonds, (Series A) ARS (Washoe Medical Center)/(CIFG Assurance NA INS), 3.500%, 7/2/2008	10,475,000
		TOTAL	22,193,983
		New Jersey--3.2%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	507,485
6,636,000		Bayonne, NJ, 5.00% BANs, 10/24/2008	6,677,010
1,400,000		Hudson County, NJ Improvement Authority, (Series 2007), 6.00% RANs (West New York, NJ), 10/14/2008	1,412,992
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2010	2,065,800
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2011	1,041,880
2,950,000		Passaic, NJ Parking Authority, 4.50% RANs (GTD by Passaic, NJ), 5/22/2009	2,976,373
3,000,000		Weehawken Township, NJ, 4.50% TANs, 10/10/2008	3,015,270
		TOTAL	17,696,810
		New Mexico--0.7%
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	1,952,940
1,370,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2010	1,424,636
255,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	257,833
		TOTAL	3,635,409
		New York--0.1%
540,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	540,319
		North Carolina--4.8%
2,500,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,644,525
2,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,099,320
10,475,000		North Carolina Medical Care Commission, (Series 2006D) ARS (University Health Systems of Eastern Carolina)/(AMBAC INS), 2.750%, 7/4/2008	10,475,000
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00%, 1/1/2011	1,541,505
3,265,000		North Carolina State University at Raleigh, General Revenue Bonds (Series 2008B), 5.00%, 10/1/2010	3,419,892
2,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,128,840
2,000,000		North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,121,760
2,000,000		North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,142,400
		TOTAL	26,573,242
		Ohio--0.7%
500,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00% (GTD by Goldman Sachs & Co.), 2/1/2009	503,270
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,001,020
2,210,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2009	2,198,994
		TOTAL	3,703,284
		Oklahoma--0.2%
1,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2008	1,005,040
		Oregon--0.4%
2,040,000		Eugene, OR Electric Utility System, Revenue & Refunding Bonds (Series 2008), 4.00%, 8/1/2010	2,089,348
		Pennsylvania--4.2%
1,500,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	1,559,910
3,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	3,124,230
1,120,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2010	1,158,707
315,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.30% (Residential Resources Inc. Project), 9/1/2008	315,243
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2007), 4.00% TOBs (PSEG Power LLC), Mandatory Tender 1/15/2009	2,012,160
2,700,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 2.447% (Guthrie Healthcare System, PA), 12/1/2017	2,403,000
10,825,000		South Fork Municipal Authority, PA, (Series B) ARS (Conemaugh Valley Memorial Hospital)/ (Assured Guaranty Corp. INS), 6.200%, 7/3/2008	10,825,000
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	746,775
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	740,745
		TOTAL	22,885,770
		South Carolina--1.7%
3,545,000		Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 4.00%, 5/1/2010	3,600,763
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 2.30% (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,775,000
		TOTAL	9,375,763
		Tennessee--5.8%
1,500,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006B-3) ARS (Covenant Health Systems)/(Assured Guaranty Corp. INS), 2.850%, 7/3/2008	1,500,000
9,825,000		Knox County, TN Health Education & Housing Facilities Board, (Series B1) ARS (Covenant Health Systems)/(Assured Guaranty Corp. INS), 2.490%, 7/2/2008	9,825,000
10,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series B2) ARS (Covenant Health Systems)/(Assured Guaranty Corp. INS), 2.850%, 7/4/2008	10,000,000
8,325,000		Memphis, TN Electric System, (Series B-3) ARS (XL Capital Assurance Inc. INS), 4.950%, 7/24/2008	8,325,000
500,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	513,025
460,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	470,332
1,000,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	1,018,540
		TOTAL	31,651,897
		Texas--9.4%
20,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2006A) ARS (Dallas Center for the Performing Arts Foundation, Inc.)/(MBIA Insurance Corp. INS), 4.600%, 7/3/2008	20,000,000
1,015,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	1,014,330
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,022,060
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	969,750
8,000,000		Harris County, TX HFDC, (Series A) ARS (Hermann Hospital)/(MBIA Insurance Corp. INS), 4.000%, 7/4/2008	8,000,000
9,625,000		Harris County, TX HFDC, (Series A-6) ARS (Christus Health System)/(FSA INS), 2.230%, 7/4/2008	9,625,000
1,000,000		Harris County, TX, Refunding UT GO Bonds (Series 2008A), 5.00%, 8/15/2010	1,044,750
3,500,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,614,940
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 20008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	520,560
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.), 5/15/2010	517,045
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	524,865
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	987,130
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2009	506,240
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 2.26%, 9/15/2010	2,468,750
750,000		Tyler, TX Health Facilities Development Corp., Revenue Refunding & Improvement Bonds (Series 2007A), 5.00% (East Texas Medical Center Regional Healthcare System), 11/1/2008	752,903
		TOTAL	51,568,323
		Utah--1.2%
3,300,000		Box Elder County, UT, Pollution Control Revenue Bonds (Series 1984), 3.90% TOBs (Nucor Corp.), Optional Tender 10/1/2008	3,313,596
3,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2011	3,146,220
		TOTAL	6,459,816
		Virginia--0.7%
2,000,000		Charles County, VA IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	2,007,660
1,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 4.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	1,011,650
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,008,190
		TOTAL	4,027,500
		Washington--1.8%
3,140,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2010	3,266,793
3,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2011	3,146,400
1,000,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2009	1,030,750
1,585,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2010	1,649,002
825,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2008	828,341
		TOTAL	9,921,286
		Wisconsin--0.9%
1,985,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2010	2,020,591
2,840,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,883,395
		TOTAL	4,903,986
		Wyoming--0.8%
4,200,000		Albany County, WY, PCRBs (Series 1985), 5.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2008	4,211,508
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $419,331,991)	417,848,209
		SHORT-TERM MUNICIPALS--23.3%[3]
		Alaska--0.6%
3,050,000		Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 2.050%, 7/1/2008	3,050,000
		California--0.9%
3,850,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 7.750%, 7/1/2008	3,850,000
975,000		California Statewide Communities Development Authority, (Series 1996G) Weekly VRDNs (Lansmont Corp.)/(Pacific Capital Bank, N.A. LOC), 2.300%, 7/2/2008	975,000
		TOTAL	4,825,000
		Florida--1.7%
5,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	5,089,582
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 2.730%, 7/2/2008	4,500,000
		TOTAL	9,589,582
		Illinois--0.2%
1,025,000		Chicago, IL Wastewater Transmission, (Series 2004A) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 9.000%, 7/3/2008	1,025,000
		Massachusetts--2.1%
11,800,000		Massachusetts State Development Finance Agency, (Series 2000) Daily VRDNs (Draper Laboratory)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 9.000%, 7/1/2008	11,800,000
		Michigan--0.4%
2,300,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 1.500%, 7/3/2008	2,300,000
		Minnesota--0.6%
3,250,000		Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 2.300%, 7/2/2008	3,250,000
		Missouri--1.4%
7,800,000		Missouri State HEFA, (Series 2002) Daily VRDNs (Cox Health Systems)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 7.000%, 7/1/2008	7,800,000
		New York—2.9%
1,800,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series B) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 1.600%, 7/1/2008	1,800,000
14,400,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 2.000%, 7/1/2008	14,400,000
		TOTAL	16,200,000
		North Carolina--0.0%
100,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 1.400%, 7/3/2008	100,000
		Ohio--2.2%
595,000		Lucas County, OH IDA, (Series 1999) Weekly VRDNs (Conforming Matrix Corp.)/(Sky Bank LOC), 2.550%, 7/3/2008	595,000
1,840,000		Lucas County, OH, (Series 1998) Weekly VRDNs (Maumee Valley Country Day School)/(Sky Bank LOC), 2.550%, 7/3/2008	1,840,000
1,435,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank LOC), 1.760%, 7/2/2008	1,435,000
1,240,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (J&P Capital LLC)/(Sky Bank LOC), 2.260%, 7/3/2008	1,240,000
1,405,000		Wood County, OH, EDA, (Series 1996) Weekly VRDNs (Precision Aggregate II LLC)/(Sky Bank LOC), 2.550%, 7/3/2008	1,405,000
2,675,000		Wood County, OH, EDA, (Series 1998) Weekly VRDNs (YMCA of Greater Orlando)/(Sky Bank LOC), 2.550%, 7/3/2008	2,675,000
1,415,000		Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC), 2.550%, 7/3/2008	1,415,000
525,000		Wood County, OH, EDA, (Series 2001) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC), 2.550%, 7/3/2008	525,000
970,000		Wood County, OH, EDA, (Series 2001A) Weekly VRDNs (Sun Seed Holding Co., Inc.)/(Sky Bank LOC), 2.550%, 7/3/2008	970,000
		TOTAL	12,100,000
		Oklahoma--0.2%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 1.700%, 7/2/2008	1,000,000
		Pennsylvania--0.9%
3,850,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 1.650%, 7/1/2008	3,850,000
1,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(GTD by JPMorgan Chase Bank, N.A. and WestLB AG LIQs), 1.650%, 7/1/2008	1,000,000
		TOTAL	4,850,000
		Puerto Rico--0.1%
500,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 9.000%, 7/2/2008	500,000
		Tennessee--7.0%
8,050,000		Blount County, TN Public Building Authority, (Series D-11-B) Daily VRDNs (Cumberland County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 5.000%, 7/1/2008	8,050,000
3,500,000		Blount County, TN Public Building Authority, (Series D-11-C) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 5.000%, 7/1/2008	3,500,000
7,500,000		Sevier County, TN Public Building Authority, (Series IV-F-2) Daily VRDNs (Cumberland County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 7/1/2008	7,500,000
4,700,000		Sevier County, TN Public Building Authority, (Series IV-G-2) Daily VRDNs (Johnson City, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 7/1/2008	4,700,000
2,075,000		Sevier County, TN Public Building Authority, (Series IV-H-1) Daily VRDNs (Loudon County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 7/1/2008	2,075,000
5,150,000		Sevier County, TN Public Building Authority, (Series IV-H-2) Daily VRDNs (Cumberland County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 7/1/2008	5,150,000
4,100,000		Sevier County, TN Public Building Authority, (Series IV-J-1) Daily VRDNs (Claiborne County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 7/1/2008	4,100,000
3,650,000		Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/ (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 7/1/2008	3,650,000
		TOTAL	38,725,000
		Texas--1.3%
6,200,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (Baylor College of Medicine)/ (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 8.250%, 7/2/2008	6,200,000
950,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.700%, 7/1/2008	950,000
		TOTAL	7,150,000
		Utah--0.4%
2,300,000		Weber County, UT, (Series 2000C) Daily VRDNs (IHC Health Services, Inc.), 1.700%, 7/1/2008	2,300,000
		Virginia--0.4%
1,900,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.100%, 7/1/2008	1,900,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $128,464,582)	128,464,582
		TOTAL INVESTMENTS – 99.2% (IDENTIFIED COST $547,796,573)[4]	546,312,791
		OTHER ASSETS AND LIABILITIES – NET – 0.8%[5]	4,248,582
		TOTAL NET ASSETS – 100%	$550,561,373

Securities that are subject to the federal alternative minimum tax (AMT) represent 5.0% of the portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $2,936,910, which represented 0.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Directors (the “Directors”), held at June 30, 2008, is as follows:

	Security	Acquisition Date	Acquisition Cost
	Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000
2	Partial payment received on scheduled semi-annual interest payment on July 1, 2007.
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4
The cost of investments for federal tax purposes amounts to $547,791,376. The net unrealized depreciation of investments for federal tax purposes was $1,478,585. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $514,209 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,992,794.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
ARS	--Auction Rate Securities
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PCFA	--Pollution Control Finance Authority
RANs	--Revenue Anticipation Notes
SID	--Special Improvement District
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 21, 2008